Investments in Unconsolidated Joint Ventures	12 Months Ended
Dec. 31, 2010
INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES
4. INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES
Listed below are the unconsolidated joint ventures in which the Company has a noncontrolling interest. The Company receives fees from these joint ventures for services it provides. These services include property management, leasing, development and administration. These fees are included in interest and other income in the accompanying consolidated statements of operations. The Company may also receive a promoted interest if certain return thresholds are met.
Liberty Venture I, LP
The Company has a 25% interest in Liberty Venture I, LP, an entity engaged in the ownership of industrial properties in New Jersey. This joint venture is part of the Company’s Northeast reportable segment.
As of December 31, 2010, the joint venture owned 24 industrial properties totaling 3.3 million square feet and 43 acres of developable land.
The Company recognized $611,000, $682,000 and $765,000 in fees for services during the years ended December 31, 2010, 2009 and 2008, respectively.
Kings Hill Unit Trust
The Company has a 20% interest in Kings Hill Unit Trust, an entity engaged in the ownership of office and industrial properties in the County of Kent, United Kingdom. This joint venture is part of the Company’s United Kingdom reportable segment.
As of December 31, 2010, the joint venture owned 10 office properties and five industrial properties totaling 535,000 square feet.
The Company had a note receivable from Kings Hill Unit Trust for $4.3 million and $4.5 million as of December 31, 2010 and 2009, respectively. The note receivable bears interest at a 9% rate and is due in January 2016. This related party receivable is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheets.
The Company had a receivable from Kings Hill Unit Trust for $147,000 and $270,000 as of December 31, 2010 and 2009, respectively. This related party receivable is reflected in accounts receivable in the Company’s consolidated balance sheets.
Income from fees and interest was $465,000, $492,000 and $603,000 during the years ended December 31, 2010, 2009 and 2008, respectively.
Liberty Illinois, LP
The Company has a 25% interest in Liberty Illinois, LP, an entity primarily engaged in the ownership of industrial properties in Illinois. This joint venture is part of the Company’s Central reportable segment.
As of December 31, 2010, the joint venture owned 15 industrial properties totaling 5.1 million square feet and 342 acres of developable land.
The Company recognized $596,000, $890,000 and $1.2 million in fees for services during the years ended December 31, 2010, 2009 and 2008, respectively.
Blythe Valley JV Sarl
The Company has a 20% interest in Blythe Valley JV Sarl, an entity engaged in the ownership of office properties in the West Midlands, United Kingdom. This joint venture is part of the Company’s United Kingdom reportable segment.
As of December 31, 2010, the joint venture owned 13 office properties totaling 480,000 square feet and 98 acres of developable land.
The Company had a note receivable from Blythe Valley JV Sarl for $8.5 million and $6.9 million as of December 31, 2010 and 2009, respectively. The note receivable bears interest at a 10% rate and is due in December 2017. This related party receivable is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheets.
The Company had a receivable from Blythe Valley JV Sarl for $101,000 and $116,000 as of December 31, 2010 and 2009, respectively. This related party receivable is reflected accounts receivable in the Company’s consolidated balance sheets.
The Company recognized $316,000, $376,000 and $449,000 in fees for services during the years ended December 31, 2010, 2009 and 2008, respectively.
Liberty Washington, LP
The Company has a 25% interest in Liberty Washington, LP, an entity engaged in the ownership of office properties in Northern Virginia and Washington, D.C. This joint venture is part of the Company’s Metro reportable segment. As of December 31, 2010, the joint venture owned 25 office properties totaling 2.6 million square feet and six acres of developable land.
The Company had a payable to Liberty Washington, LP for $236,000 and $900,000 as of December 31, 2010 and 2009, respectively. This related party payable is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheets.
The Company had a receivable from Liberty Washington, LP for $2.0 million as of December 31, 2010. This related party receivable is reflected as a reduction of other liabilities in the Company’s consolidated balance sheet.
The Company recognized $4.0 million, $4.1 million and $5.6 million in interest and fees for services during the year ended December 31, 2010, 2009 and 2008, respectively.
Liberty/Commerz 1701 JFK Boulevard, LP
On April 13, 2006, the Company entered into a joint venture pursuant to which it sold an 80% interest in the equity of Comcast Center, a 1.25 million square foot office tower the Company was then developing in Philadelphia, Pennsylvania. The transaction valued the property at $512 million. Upon signing the joint venture agreement and through March 30, 2008, the criteria for sale recognition had not been met and the transaction was accounted for as a financing arrangement. This joint venture is part of the Company’s Metro reportable segment.
On March 31, 2008, a $324 million, ten-year secured permanent financing at a rate of 6.15% for Comcast Center was funded. The proceeds from this financing were used to pay down outstanding borrowings on the Company’s credit facility.
On March 31, 2008, all conditions for sale treatment were satisfied and the Company recognized the sale of Comcast Center to an unconsolidated joint venture. Profit on the transaction was deferred until the costs of the project could be reasonably estimated. Profit on the sale of $6.6 million was recognized in the fourth quarter of 2008.
The Company had a receivable from this joint venture for $2.6 million and $2.4 million as of December 31, 2010 and 2009, respectively. This related party receivable is due to the funding of joint venture development costs and is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheet.
The Company had a receivable from this joint venture for $420,000 and $252,000 as of December 31, 2010 and 2009, respectively. This related party receivable is reflected in accounts receivable in the Company’s consolidated balance sheets.
The Company recognized $2.0 million, $1.9 million and $883,000 in fees for services during the years ended December 31, 2010, 2009, and 2008 respectively.
Other Joint Ventures
As of December 31, 2010, the Company had a 50% ownership interest in three additional unconsolidated joint ventures. One of these joint ventures has four operating properties and an investment in land held for development and is part of the Company’s South reportable segment. One of these joint ventures has one operating property, an investment in land held for development and a leasehold interest and is part of the Company’s United Kingdom reportable segment. The other joint venture has a leasehold interest and does not operate or own operating properties and is part of the Company’s United Kingdom reportable segment. As of December 31, 2010, the Company had a $3.1 million note payable due to this joint venture. The note payable is interest free and is due upon written notice from the joint venture.
The Company’s share of each of the joint venture’s earnings is included in equity in earnings of unconsolidated joint ventures in the accompanying consolidated statements of operations.
The condensed balance sheets as of December 31, 2010 and 2009 and statements of operations for Liberty Venture I, LP, Kings Hill Unit Trust, Liberty Illinois, LP, Blythe Valley JV Sarl, Liberty Washington, LP, Liberty Commerz 1701 JFK Boulevard, LP and other unconsolidated joint ventures for the years ended December 31, 2010, 2009 and 2008 are as follows (in thousands):
Condensed Balance Sheets:

	December 31, 2010
	Liberty			Blythe		Liberty Commerz
	Venture I,	Kings Hill	Liberty	Valley JV	Liberty	1701 JFK
	LP	Unit Trust	Illinois, LP	Sarl	Washington, LP	Boulevard, LP	Other	Total

Real estate assets	$133,443	$183,763	$252,140	$202,544	$909,485	$493,196	$68,614	$2,243,185
Accumulated depreciation	(23,764)	(15,861)	(24,436)	(14,887)	(71,513)	(41,733)	(3,786)	(195,980)

Real estate assets, net	109,679	167,902	227,704	187,657	837,972	451,463	64,828	2,047,205

Land held for development	2,741	—	42,698	36,897	2,000	—	21,848	106,184
Other assets	11,475	6,480	13,514	12,221	55,138	49,457	28,959	177,244

Total assets	$123,895	$174,382	$283,916	$236,775	$895,110	$500,920	$115,635	$2,330,633

Debt	$75,801	$140,859	$140,400	$192,132	$347,990	$324,000	$53,996	$1,275,178
Other liabilities	2,686	41,058	5,897	67,060	34,161	10,775	10,927	172,564
Equity	45,408	(7,535)	137,619	(22,417)	512,959	166,145	50,712	882,891

Total liabilities and equity	$123,895	$174,382	$283,916	$236,775	$895,110	$500,920	$115,635	$2,330,633

Company’s net investment in unconsolidated joint ventures (1)	$10,600	$3,286	$21,959	$2,298	$74,345	$34,355	$25,073	$171,916

	December 31, 2009
						Liberty
				Blythe	Liberty	Commerz 1701
	Liberty	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	Venture I, LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Real estate assets	$132,016	$190,110	$229,149	$209,869	$777,491	$493,119	$72,954	$2,104,708
Accumulated depreciation	(19,689)	(13,081)	(18,409)	(10,651)	(50,090)	(27,880)	(2,204)	(142,004)

Real estate assets, net	112,327	177,029	210,740	199,218	727,401	465,239	70,750	1,962,704

Development in progress	—	—	21,800	—	111,830	—	—	133,630
Land held for development	2,735	—	42,723	48,013	2,000	—	22,083	117,554
Other assets	11,755	9,855	11,993	12,667	52,722	46,821	34,698	180,511

Total assets	$126,817	$186,884	$287,256	$259,898	$893,953	$512,060	$127,531	$2,394,399

Debt	$76,765	$153,549	$151,270	$199,370	$347,046	$324,000	$54,935	$1,306,935
Other liabilities	2,104	41,826	6,786	51,262	31,706	10,478	17,149	161,311
Equity	47,948	(8,491)	129,200	9,266	515,201	177,582	55,447	926,153

Total liabilities and equity	$126,817	$186,884	$287,256	$259,898	$893,953	$512,060	$127,531	$2,394,399

Company’s net investment in unconsolidated joint ventures (1)	$11,238	$3,198	$19,567	$3,383	$73,369	$36,461	$28,368	$175,584

(1)
Differences between the Company’s net investment in unconsolidated joint ventures and its underlying equity in the net assets of the venture is primarily a result of impairments related to the Company’s investment in unconsolidated joint ventures, the deferral of gains associated with the sales of properties to joint ventures in which the Company retains an ownership interest and loans made to the joint ventures by the Company. Differences between historical cost basis and the basis reflected at the joint venture level (other than loans) are typically depreciated over the life of the related asset.

Condensed Statements of Operations:

	Year Ended December 31, 2010
						Liberty
	Liberty			Blythe	Liberty	Commerz 1701
	Venture I,	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Total revenue	$17,089	$15,980	$20,160	$13,270	$72,824	$61,444	$7,276	$208,043
Operating expense	7,352	2,471	7,782	3,401	25,614	21,417	1,271	69,308

	9,737	13,509	12,378	9,869	47,210	40,027	6,005	138,735

Interest	(5,879)	(3,078)	(7,966)	(14,783)	(20,486)	(20,445)	(3,485)	(76,122)
Depreciation and amortization	(5,099)	(4,197)	(7,051)	(5,315)	(29,132)	(15,479)	(1,979)	(68,252)
Other income/(expense)	11	(564)	(48)	(289)	165	(781)	20	(1,486)

Net (loss) income	$(1,230)	$5,670	$(2,687)	$(10,518)	$(2,243)	$3,322	$561	$(7,125)

Company’s equity in (loss) earnings of unconsolidated joint ventures	$(107)	$1,317	$(174)	$(1,980)	$1,624	$1,157	$459	$2,296

	Year Ended December 31, 2009
						Liberty
	Liberty			Blythe	Liberty	Commerz 1701
	Venture I,	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Total revenue	$18,407	$16,197	$22,191	$13,325	$74,850	$61,094	$4,928	$210,992
Operating expense	6,559	2,649	8,350	6,120	26,159	21,170	2,435	73,442

	11,848	13,548	13,841	7,205	48,691	39,924	2,493	137,550

Interest	(4,992)	(7,674)	(7,469)	(13,084)	(17,086)	(20,455)	(2,915)	(73,675)
Depreciation and amortization	(4,255)	(4,559)	(7,117)	(5,576)	(30,727)	(15,498)	(1,594)	(69,326)
Other income/(expense)	131	(602)	(50)	(175)	280	(378)	156	(638)
Impairment charges	—	—	—	—	(39,380)	—	—	(39,380)

Net income (loss)	$2,732	$713	$(795)	$(11,630)	$(38,222)	$3,593	$(1,860)	$(45,469)

Company’s equity in earnings (loss) of unconsolidated joint ventures	$905	$334	$181	$(1,318)	$1,649	$1,241	$(831)	$2,161

	Year Ended December 31, 2008
						Liberty
	Liberty			Blythe	Liberty	Commerz 1701
	Venture I,	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Total revenue	$19,075	$18,057	$22,811	$15,386	$76,552	$43,607	$3,056	$198,544
Operating expense	7,074	2,490	7,003	2,377	24,440	15,080	709	59,173

	12,001	15,567	15,808	13,009	52,112	28,527	2,347	139,371

Interest	(4,522)	(9,900)	(7,833)	(14,253)	(17,670)	(15,454)	(2,057)	(71,689)
Depreciation and amortization	(4,162)	(5,272)	(7,378)	(5,911)	(34,951)	(10,941)	(862)	(69,477)
Other income/(expense)	2,473	(924)	195	(467)	722	191	(96)	2,094
Gain on sale	(3)	—	—	—	—	—	102	99

Net income (loss)	$5,787	$(529)	$792	$(7,622)	$213	$2,323	$(566)	$398

Company’s equity in earnings (loss) of unconsolidated joint ventures	$1,645	$167	$549	$(1,370)	$1,288	$685	$(159)	$2,805

LIBERTY PROPERTY LIMITED PARTNERSHIP
INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES
4. INVESTMENTS IN UNCONSOLIDATED JOINT VENTURES
Listed below are the unconsolidated joint ventures in which the Company has a noncontrolling interest. The Company receives fees from these joint ventures for services it provides. These services include property management, leasing, development and administration. These fees are included in interest and other income in the accompanying consolidated statements of operations. The Company may also receive a promoted interest if certain return thresholds are met.
Liberty Venture I, LP
The Company has a 25% interest in Liberty Venture I, LP, an entity engaged in the ownership of industrial properties in New Jersey. This joint venture is part of the Company’s Northeast reportable segment.
As of December 31, 2010, the joint venture owned 24 industrial properties totaling 3.3 million square feet and 43 acres of developable land.
The Company recognized $611,000, $682,000 and $765,000 in fees for services during the years ended December 31, 2010, 2009 and 2008, respectively.
Kings Hill Unit Trust
The Company has a 20% interest in Kings Hill Unit Trust, an entity engaged in the ownership of office and industrial properties in the County of Kent, United Kingdom. This joint venture is part of the Company’s United Kingdom reportable segment.
As of December 31, 2010, the joint venture owned 10 office properties and five industrial properties totaling 535,000 square feet.
The Company had a note receivable from Kings Hill Unit Trust for $4.3 million and $4.5 million as of December 31, 2010 and 2009, respectively. The note receivable bears interest at a 9% rate and is due in January 2016. This related party receivable is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheets.
The Company had a receivable from Kings Hill Unit Trust for $147,000 and $270,000 as of December 31, 2010 and 2009, respectively. This related party receivable is reflected in accounts receivable in the Company’s consolidated balance sheets.
Income from fees and interest was $465,000, $492,000 and $603,000 during the years ended December 31, 2010, 2009 and 2008, respectively.
Liberty Illinois, LP
The Company has a 25% interest in Liberty Illinois, LP, an entity primarily engaged in the ownership of industrial properties in Illinois. This joint venture is part of the Company’s Central reportable segment.
As of December 31, 2010, the joint venture owned 15 industrial properties totaling 5.1 million square feet and 342 acres of developable land.
The Company recognized $596,000, $890,000 and $1.2 million in fees for services during the years ended December 31, 2010, 2009 and 2008, respectively.
Blythe Valley JV Sarl
The Company has a 20% interest in Blythe Valley JV Sarl, an entity engaged in the ownership of office properties in the West Midlands, United Kingdom. This joint venture is part of the Company’s United Kingdom reportable segment.
As of December 31, 2010, the joint venture owned 13 office properties totaling 480,000 square feet and 98 acres of developable land.
The Company had a note receivable from Blythe Valley JV Sarl for $8.5 million and $6.9 million as of December 31, 2010 and 2009, respectively. The note receivable bears interest at a 10% rate and is due in December 2017. This related party receivable is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheets.
The Company had a receivable from Blythe Valley JV Sarl for $101,000 and $116,000 as of December 31, 2010 and 2009, respectively. This related party receivable is reflected accounts receivable in the Company’s consolidated balance sheets.
The Company recognized $316,000, $376,000 and $449,000 in fees for services during the years ended December 31, 2010, 2009 and 2008, respectively.
Liberty Washington, LP
The Company has a 25% interest in Liberty Washington, LP, an entity engaged in the ownership of office properties in Northern Virginia and Washington, D.C. This joint venture is part of the Company’s Metro reportable segment.
As of December 31, 2010, the joint venture owned 25 office properties totaling 2.6 million square feet and six acres of developable land.
The Company had a payable to Liberty Washington, LP for $236,000 and $900,000 as of December 31, 2010 and 2009, respectively. This related party payable is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheets.
The Company had a receivable from Liberty Washington, LP for $2.0 million as of December 31, 2010. This related party receivable is reflected as a reduction of other liabilities in the Company’s consolidated balance sheet.
The Company recognized $4.0 million, $4.1 million and $5.6 million in interest and fees for services during the year ended December 31, 2010, 2009 and 2008, respectively.
Liberty/Commerz 1701 JFK Boulevard, LP
On April 13, 2006, the Company entered into a joint venture pursuant to which it sold an 80% interest in the equity of Comcast Center, a 1.25 million square foot office tower the Company was then developing in Philadelphia, Pennsylvania. The transaction valued the property at $512 million. Upon signing the joint venture agreement and through March 30, 2008, the criteria for sale recognition had not been met and the transaction was accounted for as a financing arrangement. This joint venture is part of the Company’s Metro reportable segment.
On March 31, 2008, a $324 million, ten-year secured permanent financing at a rate of 6.15% for Comcast Center was funded. The proceeds from this financing were used to pay down outstanding borrowings on the Company’s credit facility.
On March 31, 2008, all conditions for sale treatment were satisfied and the Company recognized the sale of Comcast Center to an unconsolidated joint venture. Profit on the transaction was deferred until the costs of the project could be reasonably estimated. Profit on the sale of $6.6 million was recognized in the fourth quarter of 2008.
The Company had a receivable from this joint venture for $2.6 million and $2.4 million as of December 31, 2010 and 2009, respectively. This related party receivable is due to the funding of joint venture development costs and is reflected in investments in and advances to unconsolidated joint ventures in the Company’s consolidated balance sheet.
The Company had a receivable from this joint venture for $420,000 and $252,000 as of December 31, 2010 and 2009, respectively. This related party receivable is reflected in accounts receivable in the Company’s consolidated balance sheets.
The Company recognized $2.0 million, $1.9 million and $883,000 in fees for services during the years ended December 31, 2010, 2009, and 2008 respectively.
Other Joint Ventures
As of December 31, 2010, the Company had a 50% ownership interest in three additional unconsolidated joint ventures. One of these joint ventures has four operating properties and an investment in land held for development and is part of the Company’s South reportable segment. One of these joint ventures has one operating property, an investment in land held for development and a leasehold interest and is part of the Company’s United Kingdom reportable segment. The other joint venture has a leasehold interest and does not operate or own operating properties and is part of the Company’s United Kingdom reportable segment. As of December 31, 2010, the Company had a $3.1 million note payable due to this joint venture. The note payable is interest free and is due upon written notice from the joint venture.
The Company’s share of each of the joint venture’s earnings is included in equity in earnings of unconsolidated joint ventures in the accompanying consolidated statements of operations.
The condensed balance sheets as of December 31, 2010 and 2009 and statements of operations for Liberty Venture I, LP, Kings Hill Unit Trust, Liberty Illinois, LP, Blythe Valley JV Sarl, Liberty Washington, LP, Liberty Commerz 1701 JFK Boulevard, LP and other unconsolidated joint ventures for the years ended December 31, 2010, 2009 and 2008 are as follows (in thousands):
Condensed Balance Sheets:

	December 31, 2010
						Liberty
				Blythe	Liberty	Commerz 1701
	Liberty	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	Venture I, LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Real estate assets	$133,443	$183,763	$252,140	$202,544	$909,485	$493,196	$68,614	$2,243,185
Accumulated depreciation	(23,764)	(15,861)	(24,436)	(14,887)	(71,513)	(41,733)	(3,786)	(195,980)

Real estate assets, net	109,679	167,902	227,704	187,657	837,972	451,463	64,828	2,047,205

Land held for development	2,741	—	42,698	36,897	2,000	—	21,848	106,184
Other assets	11,475	6,480	13,514	12,221	55,138	49,457	28,959	177,244

Total assets	$123,895	$174,382	$283,916	$236,775	$895,110	$500,920	$115,635	$2,330,633

Debt	$75,801	$140,859	$140,400	$192,132	$347,990	$324,000	$53,996	$1,275,178
Other liabilities	2,686	41,058	5,897	67,060	34,161	10,775	10,927	172,564
Equity	45,408	(7,535)	137,619	(22,417)	512,959	166,145	50,712	882,891

Total liabilities and equity	$123,895	$174,382	$283,916	$236,775	$895,110	$500,920	$115,635	$2,330,633

Company’s net investment in unconsolidated joint ventures (1)	$10,600	$3,286	$21,959	$2,298	$74,345	$34,355	$25,073	$171,916

	December 31, 2009
						Liberty
				Blythe	Liberty	Commerz 1701
	Liberty	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	Venture I, LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Real estate assets	$132,016	$190,110	$229,149	$209,869	$777,491	$493,119	$72,954	$2,104,708
Accumulated depreciation	(19,689)	(13,081)	(18,409)	(10,651)	(50,090)	(27,880)	(2,204)	(142,004)

Real estate assets, net	112,327	177,029	210,740	199,218	727,401	465,239	70,750	1,962,704

Development in progress	—	—	21,800	—	111,830	—	—	133,630
Land held for development	2,735	—	42,723	48,013	2,000	—	22,083	117,554
Other assets	11,755	9,855	11,993	12,667	52,722	46,821	34,698	180,511

Total assets	$126,817	$186,884	$287,256	$259,898	$893,953	$512,060	$127,531	$2,394,399

Debt	$76,765	$153,549	$151,270	$199,370	$347,046	$324,000	$54,935	$1,306,935
Other liabilities	2,104	41,826	6,786	51,262	31,706	10,478	17,149	161,311
Equity	47,948	(8,491)	129,200	9,266	515,201	177,582	55,447	926,153

Total liabilities and equity	$126,817	$186,884	$287,256	$259,898	$893,953	$512,060	$127,531	$2,394,399

Company’s net investment in unconsolidated joint ventures (1)	$11,238	$3,198	$19,567	$3,383	$73,369	$36,461	$28,368	$175,584

(1)
Differences between the Company’s net investment in unconsolidated joint ventures and its underlying equity in the net assets of the venture is primarily a result of impairments related to the Company’s investment in unconsolidated joint ventures, the deferral of gains associated with the sales of properties to joint ventures in which the Company retains an ownership interest and loans made to the joint ventures by the Company. Differences between historical cost basis and the basis reflected at the joint venture level (other than loans) are typically depreciated over the life of the related asset.

Condensed Statements of Operations:

	Year Ended December 31, 2010
						Liberty
	Liberty			Blythe	Liberty	Commerz 1701
	Venture I,	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Total revenue	$17,089	$15,980	$20,160	$13,270	$72,824	$61,444	$7,276	$208,043
Operating expense	7,352	2,471	7,782	3,401	25,614	21,417	1,271	69,308

	9,737	13,509	12,378	9,869	47,210	40,027	6,005	138,735

Interest	(5,879)	(3,078)	(7,966)	(14,783)	(20,486)	(20,445)	(3,485)	(76,122)
Depreciation and amortization	(5,099)	(4,197)	(7,051)	(5,315)	(29,132)	(15,479)	(1,979)	(68,252)
Other income/(expense)	11	(564)	(48)	(289)	165	(781)	20	(1,486)

Net (loss) income	$(1,230)	$5,670	$(2,687)	$(10,518)	$(2,243)	$3,322	$561	$(7,125)

Company’s equity in (loss) earnings of unconsolidated joint ventures	$(107)	$1,317	$(174)	$(1,980)	$1,624	$1,157	$459	$2,296

	Year Ended December 31, 2009
						Liberty
	Liberty			Blythe	Liberty	Commerz 1701
	Venture I,	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Total revenue	$18,407	$16,197	$22,191	$13,325	$74,850	$61,094	$4,928	$210,992
Operating expense	6,559	2,649	8,350	6,120	26,159	21,170	2,435	73,442

	11,848	13,548	13,841	7,205	48,691	39,924	2,493	137,550

Interest	(4,992)	(7,674)	(7,469)	(13,084)	(17,086)	(20,455)	(2,915)	(73,675)
Depreciation and amortization	(4,255)	(4,559)	(7,117)	(5,576)	(30,727)	(15,498)	(1,594)	(69,326)
Other income/(expense)	131	(602)	(50)	(175)	280	(378)	156	(638)
Impairment charges	—	—	—	—	(39,380)	—	—	(39,380)

Net income (loss)	$2,732	$713	$(795)	$(11,630)	$(38,222)	$3,593	$(1,860)	$(45,469)

Company’s equity in earnings (loss) of unconsolidated joint ventures	$905	$334	$181	$(1,318)	$1,649	$1,241	$(831)	$2,161

	Year Ended December 31, 2008
						Liberty
	Liberty			Blythe	Liberty	Commerz 1701
	Venture I,	Kings Hill	Liberty	Valley JV	Washington,	JFK Boulevard,
	LP	Unit Trust	Illinois, LP	Sarl	LP	LP	Other	Total

Total revenue	$19,075	$18,057	$22,811	$15,386	$76,552	$43,607	$3,056	$198,544
Operating expense	7,074	2,490	7,003	2,377	24,440	15,080	709	59,173

	12,001	15,567	15,808	13,009	52,112	28,527	2,347	139,371

Interest	(4,522)	(9,900)	(7,833)	(14,253)	(17,670)	(15,454)	(2,057)	(71,689)
Depreciation and amortization	(4,162)	(5,272)	(7,378)	(5,911)	(34,951)	(10,941)	(862)	(69,477)
Other income/(expense)	2,473	(924)	195	(467)	722	191	(96)	2,094
Gain on sale	(3)	—	—	—	—	—	102	99

Net income (loss)	$5,787	$(529)	$792	$(7,622)	$213	$2,323	$(566)	$398

Company’s equity in earnings (loss) of unconsolidated joint ventures	$1,645	$167	$549	$(1,370)	$1,288	$685	$(159)	$2,805